13F-HR

1
kenneth.miller@yale.edu
NONE

KENNETH R. MILLER
(203) 432-5761


0000938582
eqed9jp@

9/30/2011

13F-HR

                      UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
				 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Yale University
Address:  55 Whitney Avenue, 5th Floor
          New Haven, CT 06510-1300

13F File Number:	28-4780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person filing the report is authoritzed to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Person:

Name:	David F. Swensen
Title:	Chief Investment Officer
Phone:	(203) 432-0119
Signature, Place and Date of Signing:

David F. Swensen	  New Haven, CT 	November 14, 2011

Report Type [check only one.]:

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

		                	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		8

Form 13F Information Table Value Total:	$ 258,178  (X$1,000)

List of Other Included Managers:

	None

FORM 13F INFORMATION TABLE
ITEM 1:                       ITEM 2:     ITEM 3:      ITEM 4      ITEM 5:              ITEM 6:   ITEM 7:   ITEM 8:
NAME OF                       CLASS       CUSIP        VALUE       SHARES/        PUT/  INVEST    OTHER     VOTING
ISSUER                        TITLE       NUMBER       (X$1,000)   PRN AMT        CALL  DSCRET'N  MANAG'S   AUTHORITY
APPROACH RESOURCES INC        COM         03834A-10-3  1,624       95,567               SOLE                SOLE
HIGHER ONE HLDGS INC          COM         42983D-10-4  1,579       97,053               SOLE                SOLE
ISHARES TR INDEX MSCI EAFE    IDX         464287-46-5  39,005      816,576              SOLE                SOLE
ISHARES TR INDEX MSCI EMERG   MKT         464287-23-4  84,433      2,405,916            SOLE                SOLE
SPDR S&P 500 ETF TR TR        UNIT        78462F-10-3  49,170      434,553              SOLE                SOLE
TIVO INC                      COM         888706-10-8  798         85,451               SOLE                SOLE
VANGUARD INTL EQUITY INDEX    MSCI        922042-85-8  80,884      2,257,000            SOLE                SOLE
WOLVERINE WORLD WIDE INC      COM         978097-10-3  685         20,614               SOLE                SOLE


TOTAL                                                   258,178     6,212,730